Note 3 - Weighted Average Assumptions (Details)		3 Months Ended
	Feb. 12, 2016	Jun. 30, 2016
Derivative Financial Instruments, Liabilities [Member]
Risk free interest rate	1.20%	1.01%
Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%
Expected volatility	156.00%	129.00%
Contractual term (years)	5 years	4 years 182 days
Fair Value Assumptions, Expected Dividend Rate		0.00%